Directors and employees (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure Directors And Employees [Abstract]
Detailed disclosure about average number of employees
The average monthly number of employees of the Group, including Executive Directors, during the year was:

	January 31, 2018	January 31, 2017	January 31, 2016
Technical, research and development	34	23	19
Corporate and administration	26	21	18
	60	44	37

Detailed disclosure about employee expense
Their aggregate remuneration comprised:

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Wages and salaries	7,493	5,932	3,876
Social security costs	643	434	247
Other pension costs	350	332	90
Share-based payment	1,607	1,379	1,160
	10,093	8,077	5,373

6. Directors and employees (continued)

Key management of the Group are members of the Executive Management Team. The aggregate amounts of key management compensation are set out below:

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Short-term employee benefits
Wages and salaries	1,520	1,252	934
Social security costs	162	98	58
	1,682	1,350	992
Post-employment benefits
Amounts paid in lieu of employer pension contributions	32	17	17
Other pension costs	14	11	—
	46	28	17
Share-based payment	705	327	626
Total remuneration	2,433	1,705	1,635